Operating lease liabilities - Schedule of Operating Lease Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease liabilities to be paid	$ 791.2	$ 927.0
Impact of discounting	(104.6)	(141.5)
Impact of changes in variable rates	30.8	44.7
Operating lease liabilities	717.4	830.2
Current portion of operating lease liabilities	(155.1)	(160.9)
Operating lease liabilities	$ 562.3	$ 669.3